Exception Detail
Run Date - 10/14/2024 2:44:38 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1332915	XXXXXXXXX	XXXXXXXXX	6565584	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		No XX XXXXX provided or available.	CDA received within tolerance.			01/19/2022			A	1	XXXXXXXXXX	CA	3	3	C	A	A	A	A	A	C	A		Exempt	1
1332929	XXXXXXXXX	XXXXXXXXX	6566558	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU XXXXX exceeds X.X tolerance.	CDA received within tolerance.			01/21/2022			A	1	XXXXXXXXXX	NJ	3	1	C	A	A	A	A	A	C	A		Exempt	1
1333005	XXXXXXXXX	XXXXXXXXX	6591363	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		No CU Score provided or available.	CDA received within tolerance.			01/20/2022			A	1	XXXXXXXXXX	NJ	3	3	C	A	C	A	A	A	C	A		Exempt	1
1333005	XXXXXXXXX	XXXXXXXXX	6591364	313	XXXXXXXXXX	Credit	AUS		AUS - UW - AUS Other		AUS to match 1008	Document provided		Reviewer 01/19/2022 01:36 PM; AUS to be updated to show XX% XXX due to income difference	01/27/2022			A	1	XXXXXXXXXX	NJ	3	3	C	A	C	A	A	A	C	A		Exempt	1
1333005	XXXXXXXXX	XXXXXXXXX	6591373	351	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - DTI exceeds maximum limit		DTI exceeds 3% on Front and Back end	Document provided
Reviewer 01/19/2022 01:31 PM; AUS provided is duplicate #X with no updates to support correct XXX of XX%. Income is still showing $XX,XXX.XX.

 Client 01/20/2022 08:42 AM; Can you please provide where you are seeing this discrepancy? I am not seeing how we can align to your income/XXX ratio.

 Reviewer 01/21/2022 07:19 AM; LP run #X shows total income of $XX,XXX.XX. Calculated XX XXXXXX is $XX,XXX.XX. BX income is $X,XXX.XX added to XXX income of $X,XXX.XX equals a total income of $XX,XXX.XX. There is rental income on the second borrower’s XXXX primary residence and a lease in file for a property in XXXXXXX in the name of the second borrower. They also seem to have omitted the new payment on the second refinance.

 Client 01/24/2022 01:59 PM; Please provide a breakdown of your net rental income as we are not seeing how you are getting that figure $XXXX.XX.&#x0D;
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What is the calculation on the XX XXXXXXX property. Are you getting a net negative or positive cash flow and if you are what number is that.&#x0D;
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Can you please provide where you are getting your XX income as well? XXXX is bonus and what is base income. BX is matching for us,&#x0D;

 Reviewer 01/25/2022 07:43 AM; REO figures all match the XXXXXX XXXXXXXXXXX included in loan file. Subject property rental income $XXXX.XX. All other XXX negative net rental of $XX.XX based on income calculator documentation in file from tax returns. Rental income from primary residence $XXXX.XX.  Total income used is $XX,XXX.XX. All other liabilities $XXXX.XX. Primary residence total $XXXX.XX total debts $XXXX.XX.

															01/27/2022			A	1	XXXXXXXXXX	NJ	3	3	C	A	C	A	A	A	C	A		Exempt	1